Provision for Landfill Closure - Summary of Balances by Landfill Closure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balances by Landfill [line items]
Current	R$ 5,613	R$ 20,651	R$ 20,651
Provision for Landfill Closure [member]
Balances by Landfill [line items]
Total	102,404		113,532	R$ 101,620	R$ 83,071
Current	5,613		20,651
Non-current	96,791		92,881
Provision for Landfill Closure [member] | Paulinia [member]
Balances by Landfill [line items]
Total	42,379		58,688
Provision for Landfill Closure [member] | Paulnia II [member]
Balances by Landfill [line items]
Total	5,008		3,656
Provision for Landfill Closure [member] | Curitiba [member]
Balances by Landfill [line items]
Total	25,690		19,053
Provision for Landfill Closure [member] | Itapevi [member]
Balances by Landfill [line items]
Total	8,917		11,663
Provision for Landfill Closure [member] | Aracaju [member]
Balances by Landfill [line items]
Total	509		356
Provision for Landfill Closure [member] | CGR Guatapara [member]
Balances by Landfill [line items]
Total	6,858		6,106
Provision for Landfill Closure [member] | CGR Guatapara Jardinopolis [member]
Balances by Landfill [line items]
Total	1,754		2,764
Provision for Landfill Closure [member] | CGR Guatapara Piratininga [member]
Balances by Landfill [line items]
Total	647		368
Provision for Landfill Closure [member] | Resicontrol Tremembe [member]
Balances by Landfill [line items]
Total	2,184		3,506
Provision for Landfill Closure [member] | Maceio [member]
Balances by Landfill [line items]
Total	7,220		4,919
Provision for Landfill Closure [member] | Feira De Santana [member]
Balances by Landfill [line items]
Total	R$ 1,238		2,446
Provision for Landfill Closure [member] | Sarandi [member]
Balances by Landfill [line items]
Total			3
Provision for Landfill Closure [member] | CGR Catanduva [member]
Balances by Landfill [line items]
Total			R$ 4